Bank Loans (Details) - Schedule of Long-Term Bank Loans - USD ($)		Sep. 30, 2023	Sep. 30, 2022
Schedule of Long-Term Bank Loans [Line Items]
Total		$ 3,207,237	$ 3,028,046
Less: Long-term bank loans - current portion			933,436
Long-term bank loans - non-current portion		3,207,237	2,094,610
Wenzhou Minshang Bank [Member]
Schedule of Long-Term Bank Loans [Line Items]
Total	[1]		112,462
Wenzhou Minshang Bank [Member]
Schedule of Long-Term Bank Loans [Line Items]
Total	[2]		820,974
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”) [Member]
Schedule of Long-Term Bank Loans [Line Items]
Total	[3]	1,370,613	1,405,778
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”) [Member]
Schedule of Long-Term Bank Loans [Line Items]
Total	[4]		688,832
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”) [Member]
Schedule of Long-Term Bank Loans [Line Items]
Total	[5]	671,602
Wenzhou Minshang Bank [Member]
Schedule of Long-Term Bank Loans [Line Items]
Total	[6]	$ 1,165,022

[1]	On December 12, 2018, the Company entered into a loan agreement with Wenzhou Minshang Bank to obtain a loan of $702,889 (or RMB5,000,000) for a term from December 12, 2018 to December 12, 2021 at a fixed annual interest rate of 8%. The Company’s CEO and his wife provided personal guaranty for the repayment of the loan. After repayment of $590,427 (or RMB4,200,000) of principal, the balance was $112,462 (RMB800,000) as of September 30, 2022. The loan was fully repaid on December 12, 2022.
[2]	On December 13, 2018, the Company entered into a loan agreement with Wenzhou Minshang Bank to obtain a loan of $820,974 (or RMB5,840,000) for a term from December 13, 2018 to December 12, 2021 at a fixed annual interest rate of 8%. The Company’s CEO and his wife provided personal guaranty for the repayment of the loan. The loan was renewed for another year with the new maturity date of December 12, 2022. The loan was fully repaid on December 12, 2022.
[3]

On April 19, 2022, the Company entered into a loan agreement with Longwan RCB to obtain a loan of $365,502 (RMB2,600,000) for a term from April 19, 2022 to March 28, 2025 at a fixed annual interest rate of 8.1%. WFOE guaranteed for the repayment of the loan. CEO and his family members also provided personal guaranty for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan. The Company has repaid $64,666 (RMB460,000) of principal as of September 30, 2022.

On September 14, 2022, the Company entered into two loan agreements with Longwan RCB to obtain in aggregated of $843,467 (RMB6,000,000) from September 14, 2022 to September 8, 2025 at a fixed annual interest rate of 5.45%. WFOE guaranteed for the repayment of the loans. CEO also provided personal guaranty for the repayment of the loans. The CEO with his wife pledged personal properties as collateral to secure the loans and provided personal guaranty for the repayment of the loans.

On September 15, 2022, the Company entered into two loan agreements with Longwan RCB to obtain in aggregated of $261,475 (RMB1,860,000) from September 15, 2022 to September 12, 2025 at a fixed annual interest rate of 8.1%. WFOE guaranteed for the repayment of the loans. CEO and his family members also provided personal guaranty for the repayment of the loans. CEO and his wife pledged their personal properties as collateral to secure the loans.

[4]	On January 24, 2022, the Company entered into a loan agreement with Longwan RCB to obtain a loan of $688,832 (or RMB4,900,000) for a term from January 24, 2022 to January 20, 2023 at a fixed rate of 4.56% per annum. The Company’s CEO and his wife provided personal guaranty for the repayment of the loan. The loan was fully repaid.
[5]	On January 16, 2023, the Company entered into a loan agreement with Longwan RCB to obtain a loan of $671,602 (or RMB4,900,000) for a term from January 17, 2023 to January 16, 2026 at a fixed rate of 4.56% per annum. WFOE and CEO guaranteed for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan.
[6]	On February 15, 2023, the Company entered into a loan agreement with Wenzhou Minshang Bank to obtain a loan of $1,165,022 (or RMB8,500,000) for a term from February 15, 2023 to February 15, 2028 at a fixed annual interest rate of 7.5%. The Company’s CEO and his wife provided personal guaranty for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan.